RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)														3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 24, 2021	May 11, 2021	May 31, 2019	May 01, 2019	Feb. 13, 2019	Jan. 10, 2019	Oct. 18, 2018	Sep. 21, 2018	Jun. 21, 2018	Feb. 15, 2018	Feb. 13, 2018	Feb. 08, 2018	Nov. 02, 2016	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 24, 2021
Related Party Transaction [Line Items]
Debt instrument, principal amount														$ 371,785	$ 187,285	$ 612,355	$ 371,785
Increase in authorized common shares														2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Debt converted in stock, shares																3,701,463
Shares issued during period share based compensation										9,200,000
Share price										$ 0.0053
Shares issued during period share based compensation, value										$ 48,760
Common stock, shares par value														$ 0.001	$ 0.001	$ 0.001	$ 0.001
Employment Agreement [Member] | Mr. Bennett [Member]
Related Party Transaction [Line Items]
Annual salary				$ 175,000
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt conversion price per share											$ 0.003
Debt instrument, interest rate											10.00%
Debt instrument, maturity date											Dec. 31, 2015
MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Debt instrument, maturity date		Oct. 08, 2023
Debt converted in stock, amount	$ 75,000
Debt instrument, conversion feature		on May 11th this note was amended and the maturity date was extended to October 8, 2023, and the restriction on the conversion of the note was removed if the holder of this note holds over 9.9% of the Company’s common stock
Debt converted in stock, shares	25,000,000
Outstanding balance advance amount														$ 167,975	$ 167,975	$ 167,975
Due from to Related Party																		$ 500,000
MGW Investment I Limited [Member] | Subscription Agreement [Member]
Related Party Transaction [Line Items]
Number of shares sold			168,000,000
Number of shares sold, value			$ 1,999,200
Sale of stock price per share			$ 0.0119
Common stock, shares par value			0.001
Warrants, exercise price			$ 0.04
Convertible Notes [Member]
Related Party Transaction [Line Items]
Repayments of convertible debt													$ 84,000
Debt conversion price per share													$ 0.005
Debt instrument, interest rate													10.00%
Debt conversion percentage													10.00%
CVL Note [Member] | Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt conversion price per share											$ 0.003
Debt instrument, interest rate											10.00%
Debt instrument, principal amount											$ 939,500
Debt instrument, maturity date											Feb. 13, 2020
Debt instrument, beneficial conversion feature											$ 532,383
CVL Note [Member] | Mgw Investments [Member] | Convertible Note Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt converted in stock, amount											$ 939,500
Excess authorized shares											800,000,000
Increase in authorized common shares											2,000,000,000
MGWI Note [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate												12.00%
Debt instrument, principal amount												$ 153,123
Debt instrument, conversion feature												The MGWI Note is convertible into shares of the Corporation’s common stock at the lower of: (i) a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of a Conversion Notice; or (ii) 0.003. As a result of the closing of the transactions contemplated by the Stock Purchase Agreement and Convertible Note Purchase Agreement, the MGWI Note must be redeemed by the Corporation in an amount that will permit CVL and MGWI and their affiliates to hold 65% of the issued and outstanding Common Stock of the Corporation on a fully diluted basis.					At December 31, 2019 the holder of this note beneficially owned 70% of the company and this note is not convertible if the holder holds more than 9.99%, as a result, we did not recognize a derivative liability or a beneficial conversion feature
Equity method investment, ownership percentage														70.00%			70.00%
MGWI Note [Member] | JSJ Investments [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate												12.00%
Debt instrument, principal amount												$ 103,000
Debt instrument, maturity date												Apr. 25, 2018
Promissory Note [Member] | MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate									8.00%
Debt instrument, principal amount									$ 250,000
Debt instrument, maturity date									Jun. 21, 2019
Promissory Note Two [Member] | MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate								8.00%
Debt instrument, principal amount								$ 100,000
Debt instrument, maturity date								Sep. 21, 2019
Promissory Note Three [Member] | MGW Investment I Limited [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate						8.00%
Debt instrument, principal amount						$ 25,000
Debt instrument, maturity date						Jan. 10, 2020
Board of Directors [Member] | 2017 Stock Compensation Program [Member]
Related Party Transaction [Line Items]
Option grant description															(a) we issued to each of our non-employee members of our Board of Directors first joining the Board in October 2015 and who had not received any compensation for serving as directors of the Company (five persons) options to purchase 150,000 shares of our common stock with an exercise price of $.03 per share, the last sale price of our common stock on June 29, 2017 and (b) we issued to each of our non-employee members of our Board of Directors currently serving on the Board (six persons) options to purchase 300,000 shares of our common stock with an exercise price of $.03 per share.	(a) we issued to each of our non-employee members of our Board of Directors first joining the Board in October 2015 and who had not received any compensation for serving as directors of the Company (five persons) options to purchase 150,000 shares of our common stock with an exercise price of $.03 per share, the last sale price of our common stock on June 29, 2017 and (b) we issued to each of our non-employee members of our Board of Directors currently serving on the Board (six persons) options to purchase 300,000 shares of our common stock with an exercise price of $.03 per share.
Chief Executive Officer [Member] | One Year Employment Agreement [Member]
Related Party Transaction [Line Items]
Shares issued during period share based compensation					20,000,000		20,000,000
Share price					$ 0.0131
Shares issued during period share based compensation, value					$ 262,000